Notes Payable and Convertible Debt (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended		26 Months Ended
	Oct. 29, 2021	May 01, 2020	Mar. 31, 2021	Oct. 31, 2017	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Oct. 01, 2021	Aug. 31, 2020	Jun. 29, 2020	Aug. 28, 2018
Short-Term Debt [Line Items]
Balance on notes payable					$ 2,601,370			$ 2,601,370
Secured Convertible Note [Member]
Short-Term Debt [Line Items]
Principal amount					935,000
Secured convertible note, shares			69,910
Series A Notes [Member]
Short-Term Debt [Line Items]
Principal amount				$ 821,500
Interest rate				10.00%
Maturity date				Dec. 31, 2021
Debt carry amount					771,500			771,500
Balance on notes payable								771,500
Interest expense, debt					318,909
Series B Notes [Member]
Short-Term Debt [Line Items]
Principal amount						$ 38,893,733	$ 8,802,828
Interest rate						8.00%
Maturity date							Dec. 21, 2021
Balance on notes payable					185,095
Debt instrument, interest rate, effective percentage							8.00%
Additional principal amount						$ 3,552,114
Loss on extinguishment						71,812
Convertible notes	$ 185,095
Convertible notes shares	488,226
Accrued interest					64,799			49,992
Series B Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible Debt						$ 0
PPP Loan [Member]
Short-Term Debt [Line Items]
Debt instrument, description		the Company entered into a Promissory Note with Cross River Bank, which provided for a loan in the aggregate amount of $493,225, pursuant to the Paycheck Protection Program, (“PPP”). The PPP, established under Division A, Title I of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) enacted on March 27, 2020, provided for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The loans and accrued interest were forgivable after eight weeks as long as the borrower utilized the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities (“Qualified Expenses”), and maintained its payroll levels. On August 24, 2021, the PPP loan and accrued interest was forgiven by the U.S. Small Business Administration (“SBA”) in full. The Company recorded the full amount related to the forgiveness of the PPP loan as a gain on extinguishment of debt during the third quarter of fiscal year 2021.
Short Term Loans [Member]
Short-Term Debt [Line Items]
Principal amount										$ 37,199	$ 150,000
Interest rate											3.75%
Accrued interest					5,253			3,764
Balance of loan amount					150,000			150,000
Short Term Loans [Member] | Note Payable Agreements [Member]
Short-Term Debt [Line Items]
Balance of loan amount					13,000			13,000
Notes Payable [Member]
Short-Term Debt [Line Items]
Principal amount												$ 12,674,635
Interest rate												0.00%
Maturity date						Jun. 30, 2022
Debt instrument, interest rate, effective percentage									4.10%
Accrued interest					$ 242,381			$ 164,846